Share-based Compensation - Summary of Stock Options and Changes (Long Term Incentive Plans) (Detail) - Long Term Incentive Plans [Member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, Outstanding at January 1, 2017 | shares	7,168,652
Stock options, Granted | shares	0
Stock options, Exercised | shares	3,976,326
Stock options, Forfeited | shares	211,293
Stock options, Outstanding at December 31, 2017 | shares	2,981,033
Stock options, Exercisable at December 31, 2017 | shares	1,936,121
Weighted average exercise price, Outstanding at January 1, 2017 | $ / shares	$ 41.07
Weighted average exercise price, Granted | $ / shares	0
Weighted average exercise price, Exercised | $ / shares	34.47
Weighted average exercise price, Forfeited | $ / shares	61.99
Weighted average exercise price, Outstanding at December 31, 2017 | $ / shares	48.39
Weighted average exercise price, Exercisable at December 31, 2017 | $ / shares	$ 37.35
Weighted average remaining contractual term, Outstanding at December 31, 2017	5 years 3 months 19 days
Weighted average remaining contractual term, Exercisable at December 31, 2017	4 years 7 months 6 days
Aggregate intrinsic value, Outstanding at December 31, 2017 | $	$ 205
Aggregate intrinsic value, Exercisable at December 31, 2017 | $	$ 154